Cover	Jun. 03, 2026
Document Type	8-K
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	Verde Clean Fuels, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40743
Entity Tax Identification Number	85-1863331
Entity Address, Address Line One	711 Louisiana St
Entity Address, Address Line Two	Suite 2160
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	908
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001841425
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VGAS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of$11.50 per share
Trading Symbol	VGASW
Security Exchange Name	NASDAQ